Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets And Goodwill [Abstract]
Movements of Goodwill
The movements in 2021 and 2020 were as follows:

£m
Cost
1 January 2020	10,888.6
Additions[1]	37.3
Disposals	(24.6)
Exchange adjustments	(94.0)
31 December 2020	10,807.3
Additions[1]	335.8
Disposals	(5.4)
Exchange adjustments	(146.7)
31 December 2021	10,991.0
Accumulated impairment losses and write-downs
1 January 2020	778.0
Impairment losses for the year	2,822.9
Exchange adjustments	(182.4)
31 December 2020	3,418.5
Impairment losses for the year	1.8
Exchange adjustments	(41.6)
31 December 2021	3,378.7
Net book value
31 December 2021	7,612.3
31 December 2020	7,388.8
1 January 2020	10,110.6
Note
[1]Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented.

Movements of Other Intangible Assets
The movements in 2021 and 2020 were as follows:

	Brands with an indefinite useful life	Acquired intangibles	Other	Total
	£m	£m	£m	£m
Cost
1 January 2020	1,091.4	1,602.9	312.3	3,006.6
Additions	—	—	54.3	54.3
Disposals	—	(21.5)	(74.8)	(96.3)
New acquisitions	—	4.8	0.2	5.0
Other movements[1]	—	5.7	13.1	18.8
Exchange adjustments	(19.5)	(22.2)	(4.8)	(46.5)
31 December 2020	1,071.9	1,569.7	300.3	2,941.9
Additions	—	—	29.9	29.9
Disposals	—	(7.3)	(44.6)	(51.9)
New acquisitions	—	97.7	—	97.7
Other movements[1]	—	—	3.9	3.9
Exchange adjustments	(4.6)	(15.7)	(1.4)	(21.7)
31 December 2021	1,067.3	1,644.4	288.1	2,999.8
Amortisation and impairment
1 January 2020	13.2	1,279.3	245.3	1,537.8
Charge for the year	—	88.5	35.2	123.7
Disposals	—	(17.4)	(72.0)	(89.4)
Other movements	—	5.7	5.4	11.1
Exchange adjustments	(0.4)	(26.9)	(3.3)	(30.6)
31 December 2020	12.8	1,329.2	210.6	1,552.6
Charge for the year	43.8	53.5	19.9	117.2
Impairment charges included within restructuring costs	—	—	10.1	10.1
Disposals	—	(3.5)	(24.5)	(28.0)
Other movements	—	—	(1.5)	(1.5)
Exchange adjustments	0.2	(8.2)	(2.1)	(10.1)
31 December 2021	56.8	1,371.0	212.5	1,640.3
Net book value
31 December 2021	1,010.5	273.4	75.6	1,359.5
31 December 2020	1,059.1	240.5	89.7	1,389.3
1 January 2020	1,078.2	323.6	67.0	1,468.8
Note
[1]Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

Cash-generating Units with Significant Goodwill
Cash-generating units (CGUs) with significant goodwill and brands with an indefinite useful life as at 31 December are:

	Goodwill		Brands with an indefinite useful life
	2021	2020	2021	2020
	£m	£m	£m	£m
GroupM	2,982.5	2,953.7	—	—
Wunderman Thompson	997.3	949.4	405.1	403.9
VMLY&R	675.6	411.9	189.8	193.4
Ogilvy	784.4	782.0	205.0	206.5
Burson Cohn & Wolfe	585.7	591.1	128.4	128.8
AKQA Group	570.2	585.2	—	—
Finsbury Glover Hering + Sard Verbinnen & Co	393.2	220.7	—	—
Other	623.4	894.8	82.2	126.5
	7,612.3	7,388.8	1,010.5	1,059.1

Summary of Recoverable Amounts and Goodwill Impairment Charges by CGUs
The transfers of carrying value between CGUs were determined on a relative value basis. These realignments did not have a significant impact on the impairment figures recognised. The CGUs with significant impairments of goodwill as at 31 December 2020 are set out in the below table with the recoverable amount determined as of the December 2020 test.

	Operating Sector	Recoverable amount 2020 £m	Goodwill impairment charge 2020 £m
Wunderman Thompson	Global Integrated Agencies	1,956.8	1,207.5
VMLY&R	Global Integrated Agencies	1,075.7	516.9
Burson Cohn & Wolfe	Public Relations	790.2	144.8
Geometry Global	Global Integrated Agencies[1]	164.4	305.8
Landor & Fitch	Specialist Agencies	177.6	185.4
Other		1,409.5	462.5
		5,574.2	2,822.9
Note
[1] Prior year figures have been re-presented to reflect the changes to segments described in Note 2 - Segment Information.